Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
14. Intangible Assets

	Client	Contract
	Relationships	Backlog	Software	Other	Total
	$	$	$	$	$

Cost
December 31, 2017	289.5	47.9	65.6	27.5	430.5
Additions	-	-	33.2	-	33.2
Additions arising on acquisitions	25.1	5.7	0.2	2.0	33.0
Discontinued operations (note 8)	(19.7)	-	(5.3)	(4.4)	(29.4)
Removal of fully amortized assets	(3.9)	(46.2)	(18.8)	(10.8)	(79.7)
Impact of foreign exchange	16.3	1.1	0.3	0.7	18.4

December 31, 2018	307.3	8.5	75.2	15.0	406.0
Impact of IFRS 16 (note 6)	-	-	-	(10.2)	(10.2)

January 1, 2019	307.3	8.5	75.2	4.8	395.8
Additions	-	-	12.0	-	12.0
Additions arising on acquisitions	29.5	10.3	1.3	0.3	41.4
Removal of fully amortized assets	-	(4.7)	(23.7)	(1.0)	(29.4)
Impact of foreign exchange	(11.5)	(0.4)	0.2	(1.8)	(13.5)

December 31, 2019	325.3	13.7	65.0	2.3	406.3

Accumulated amortization
December 31, 2017	90.4	37.6	26.9	13.2	168.1
Amortization - continuing operations	26.9	9.9	25.7	2.5	65.0
Amortization - discontinued operations	1.8	1.4	0.7	1.8	5.7
Discontinued operations (note 8)	(4.9)	-	(1.9)	(2.4)	(9.2)
Removal of fully amortized assets	(3.9)	(46.2)	(18.8)	(10.8)	(79.7)
Impact of foreign exchange	5.9	0.9	0.1	1.5	8.4

December 31, 2018	116.2	3.6	32.7	5.8	158.3
Impact of IFRS 16 (note 6)	-	-	-	(4.5)	(4.5)

January 1, 2019	116.2	3.6	32.7	1.3	153.8
Amortization - continuing operations	31.1	10.0	25.0	0.8	66.9
Removal of fully amortized assets	-	(4.7)	(23.7)	(1.0)	(29.4)
Impact of foreign exchange	(4.4)	(0.1)	0.5	(0.6)	(4.6)

December 31, 2019	142.9	8.8	34.5	0.5	186.7

Net book value
December 31, 2018	191.1	4.9	42.5	9.2	247.7
Impact of IFRS 16 (note 6)	-	-	-	(5.7)	(5.7)

January 1, 2019	191.1	4.9	42.5	3.5	242.0

December 31, 2019	182.4	4.9	30.5	1.8	219.6
During 2019, the Company concluded that there were no indicators of impairment related to intangible assets.
The net book value of software acquired through software financing obligations is $16.7 (2018 - $19.1). In 2019, software additions through software financing obligations were $8.4 (2018 - $15.1) and have been excluded from the consolidated statement of cash flows (note 33).